FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	9 Months Ended
Mar. 31, 2024 USD ($)
Currency risk
Foreign currency	$ (16,326,836)
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 1,600,000